Offerings	Nov. 24, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Note 1a - Applies to offering lines 1, 2, 3, 4, 5, 6, and 7. There is being registered hereunder such indeterminate number or amount of common stock, preferred stock, depository shares, senior and subordinated debt securities, warrants, rights and units of Glacier Bancorp, Inc. as may from time to time be issued at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Note 1b - Applies to offering lines 1, 2, 3, 4, 5, 6, and 7. In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, Glacier Bancorp, Inc. hereby defers payment of the registration fee required in connection with this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred stock, par value $0.01 per share
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See notes on offering line 1.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Depository Shares
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See notes on offering line 1.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See notes on offering line 1.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See notes on offering line 1.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See notes on offering line 1.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See notes on offering line 1.